Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Common Class A [Member]	Common Class B [Member]	Preferred Stock [Member]	Series A Preferred Stock [Member]	Series A-1 Preferred Stock [Member]	Series B Preferred Stock [Member]	Series B-1 Preferred Stock [Member]	Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-based Payments [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Stockholders' Equity, Total [Member]
Treasury Stock, Carrying Basis at beginning of year at Dec. 31, 2009														$ (177)
Additional Paid in Capital beginning of year at Dec. 31, 2009											140,752
Retained Earnings (Accumulated Deficit) beginning of year at Dec. 31, 2009	(223,843)												(223,843)
Preferred Stock, Value, Issued beginning of year at Dec. 31, 2009						1	1	1	1	0
Common Stock, Value, Issued beginning of year at Dec. 31, 2009			107	4
Common Stock, Shares, Outstanding beginning of year at Dec. 31, 2009			9,333,680	360,050
Preferred Stock, Shares Outstanding beginning of year at Dec. 31, 2009						87,254	100,702	91,187	64,633	14,402
Share-based Compensation	59											59
Net loss	(18,879)												(18,879)
Total stockholders’ equity (deficit)															(101,973)
Issuance of new common stock and warrants in connection with reorganization	0
Retained Earnings (Accumulated Deficit) end of year at Dec. 31, 2010													(242,722)
Preferred Stock, Value, Issued end of year at Dec. 31, 2010						1	1	1	1	0
Additional Paid in Capital end of year at Dec. 31, 2010											140,811
Common Stock, Value, Issued end of year at Dec. 31, 2010			107	4
Treasury Stock, Carrying Basis at ending of year at Dec. 31, 2010														(177)
Common Stock, Shares, Outstanding ending of year at Dec. 31, 2010			9,333,680	360,050
Preferred Stock, Shares Outstanding end of year at Dec. 31, 2010						87,254	100,702	91,187	64,633	14,402
Share-based Compensation	0											0
Net loss	(12,204)												(12,204)
Total stockholders’ equity (deficit)	(114,177)														(114,177)
Issuance of new common stock and warrants in connection with reorganization	0
Retained Earnings (Accumulated Deficit) end of year at Dec. 31, 2011	(254,926)												(254,926)
Preferred Stock, Value, Issued end of year at Dec. 31, 2011					0
Treasury Stock, Carrying Basis at ending of year at Dec. 31, 2011	(177)													(177)
Additional Paid in Capital end of year at Dec. 31, 2011	140,811
Preferred Stock, Shares Outstanding end of year at Dec. 31, 2011					0
Treasury Stock, Carrying Basis at beginning of year at Sep. 30, 2011
Net loss	(4,052)
Total stockholders’ equity (deficit)	(114,177)														(114,177)
Retained Earnings (Accumulated Deficit) end of year at Dec. 31, 2011	(254,926)
Preferred Stock, Value, Issued end of year at Dec. 31, 2011					0	1	1	1	1	0
Treasury Stock, Carrying Basis at ending of year at Dec. 31, 2011	(177)													(177)
Additional Paid in Capital end of year at Dec. 31, 2011	140,811										140,811
Preferred Stock, Shares Outstanding end of year at Dec. 31, 2011				360,050	0	87,254	100,702	91,187	64,633	14,402
Common Stock, Value, Issued beginning of year at Dec. 31, 2011		0	107	4
Common Stock, Shares, Outstanding beginning of year at Dec. 31, 2011			9,333,680	360,050
Weighted Average Number of Shares, Treasury Stock Subject to Repurchase or Cancellation	177
Weighted Average Number of Shares, Preferred Stock Subject to Repurchase or Cancellation						(87,254)	(100,702)	(91,187)	(64,633)	(14,402)
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation			(9,333,680)	(360,050)
Cancellation of Equity			(107)	(4)		(1)	(1)	(1)	(1)
Share-based Compensation	0											0
Cancellation of Warrants	(243)
Net loss	(35,273)
Total stockholders’ equity (deficit)	16,693														16,693
Stock Issued During Period, Shares, New Issues		9,999,945
Issuance of new common stock and warrants in connection with reorganization	166,324	100									166,224
Retained Earnings (Accumulated Deficit) end of year at Dec. 31, 2012	(290,199)												(290,199)
Preferred Stock, Value, Issued end of year at Dec. 31, 2012	0				0	0	0	0	0	0
Additional Paid in Capital end of year at Dec. 31, 2012	306,792										306,792
Common Stock, Value, Issued end of year at Dec. 31, 2012	100	100	0	0
Treasury Stock, Carrying Basis at ending of year at Dec. 31, 2012	0													0
Common Stock, Shares, Outstanding ending of year at Dec. 31, 2012		9,999,945	0	0
Preferred Stock, Shares Outstanding end of year at Dec. 31, 2012				0	0	0	0	0	0	0
Treasury Stock, Carrying Basis at beginning of year at Sep. 30, 2012
Net loss	(9,526)
Total stockholders’ equity (deficit)	16,693														16,693
Retained Earnings (Accumulated Deficit) end of year at Dec. 31, 2012	(290,199)												(290,199)
Preferred Stock, Value, Issued end of year at Dec. 31, 2012	0				0
Additional Paid in Capital end of year at Dec. 31, 2012	306,792
Common Stock, Value, Issued end of year at Dec. 31, 2012	100
Treasury Stock, Carrying Basis at ending of year at Dec. 31, 2012	$ 0													$ 0
Preferred Stock, Shares Outstanding end of year at Dec. 31, 2012					0